SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

Xtrackers Europe Market Leaders ETF (XEML)

Shares of the fund are not currently offered for purchase.
Please Retain This Supplement for Future Reference
December 9, 2025
PRO_SAISTKR25-47